Long-Term Debt - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2012
Debt Instrument [Line Items]
Prepayment penalty on long-term debt	$ 0	$ 5,554	$ 532
Gains (Losses) on Restructuring of Debt		5,600	500	$ 3,200
Amortization of prepayment penalty on long-term debt	5,719	6,176	6,047
Prepayment Penalty, Future Amortization Expense [Abstract]
Long-term Debt, Maturities, Repayments of Principal after Year Five	100,000
Money Pledged as Collateral for FHLB Advance Borrowings	25,000	25,000
FHLB Debt Prepaid		$ 50,000	$ 54,500
FHLB Debt Prepaid Weighted Avg Rate		3150.00%	1.59%
FHLB Debt Amount Restructured				$ 50,000
Broker Repurchase Agreements
Debt Instrument [Line Items]
Debt repurchased during period					$ 300,000
Debt repurchased during period, rate					1.75%
Prepayment penalty on long-term debt	$ 25,000
Effective interest rate percentage	3.55%
Prepayment Penalty, Future Amortization Expense [Abstract]
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	$ 0
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Debt Instrument [Line Items]
Debt repurchased during period, rate				1.25%
Effective interest rate percentage	3.52%
Prepayment Penalty, Future Amortization Expense [Abstract]
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	$ 0